Revenues (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues
Sale of robotics	$ 3,633,740	$ 5,228,965	$ 2,890,682
Software revenue	1,053,185	1,238,435	1,288,618
Others	0	42,769	0
Revenue	$ 4,686,925	$ 6,510,169	$ 4,179,300